Share Capital and Share Premium - Common Shares issued and fully paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Balance beginning of period	$ 82
Balance ending of period	$ 82	$ 82
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Balance beginning of period	20,582,301	3,040,123	52,235
Issued during the year for share-based compensation		12,178	2,812
Issuance of common stock due to conversion of loan			11,678
Issuance of new common stocks		14,905,000	2,942,848
Issuance of common stock due to exercise of pre-funded warrants		2,625,000	25,000
Issuance of common stock due to exercise of warrants			5,550
Balance ending of period	20,582,301	20,582,301	3,040,123
Issued capital [member]
Disclosure of classes of share capital [line items]
Balance beginning of period	$ 82	$ 12	$ 0
Issuance of new common stocks		60	12
Issuance of common stock due to exercise of pre-funded warrants		10
Balance ending of period	$ 82	$ 82	$ 12